INVENTORY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Inventory written off, percent	100.00%
Inventory wrote off			$ 519,764
Inventory unsalvageable		$ 65,128
Inventory saleable		454,636
Cash received for the damaged	$ 380,077
Inventory owed	2,661,569	2,473,721
Provisions on inventory [member]
IfrsStatementLineItems [Line Items]
Inventory wrote off	$ 230,312